Provisions - (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of other provisions [abstract]
Schedule of other provisions

(millions)	Employee related(1)	Written put options(2)	Other(3)	Total
As at January 1, 2023	$—	$—	$3	$3
Additions	14	194	2	210
Use	(11)	—	—	(11)
Reversals	(2)	—	(1)	(3)
Revaluations	—	(20)	—	(20)
Interest effect and other	—	14	—	14
As at December 31, 2023	$1	$188	$4	$193
Current	1	—	1	2
Non-current	—	188	3	191
As at December 31, 2023	$1	$188	$4	$193
As at January 1, 2024	$1	$188	$4	$193
Additions	31	—	17	48
Use	(26)	—	(15)	(41)
Reversals	—	(60)	—	(60)
Interest effect and other	—	6	—	6
As at December 31, 2024	$6	$134	$6	$146
Current	5	—	2	7
Non-current	1	134	4	139
As at December 31, 2024	$6	$134	$6	$146
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(1)Related to personnel-related reorganization charges.
(2)In connection with our acquisition of WillowTree in January 2023, a provision for written put options to acquire the non-controlling interest in the WillowTree business retained by certain members of WillowTree management was established. On June 28, 2024, we entered into supplemental agreements with the employees beneficially holding the written put options which, among other revisions, supplemented the written put options with certain compensatory income, established a combined maximum payout for the written put options and such supplemental compensatory income, revised certain performance-based criteria based on the achievement of the financial performance of WillowTree and certain other TELUS Digital products and services, and sets the settlement to be 100% in subordinate voting shares of the Company. These changes to the written put options resulted in a gain on modification to the written put options and corresponding reduction of the provisions. During the year ended December 31, 2024, as a result of these changes to the written put options and our estimates of certain performance-based criteria, we recognized other income of $60 million (2023 - $20 million), included in changes in business combination-related provisions in our consolidated statements of income (loss) and comprehensive income (loss).
(3)Other provisions generally relate to legal and other activities that arise during the normal course of operations.